OTHER NONCURRENT ASSETS - Change in the balance of other investments (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Other investments		$ 7,137	$ 3,000
Percentage of annual interest rate due in two years			3.00%
Period of annual interest due			2 years
Net unrealized (gain) loss on investments		(4)		$ 1,426
Change in fair value, net			$ 3,000	$ 0
Convertible Debt
Net Investment Income [Line Items]
Other investments			$ 3,000
Percentage of annual interest rate			3.00%
Period of annual interest due			2 years
Net unrealized (gain) loss on investments		$ 300
Convertible Promissory Note one
Net Investment Income [Line Items]
Other investments	$ 1,600
Percentage of annual interest rate	3.00%
Period of annual interest due	2 years
Net unrealized (gain) loss on investments	$ 200
Convertible Promissory Note two
Net Investment Income [Line Items]
Other investments	$ 2,000
Percentage of annual interest rate	3.00%
Period of annual interest due	5 years
Change in fair value, net	$ 0